SUBSEQUENT EVENTS - Agreement with Palantir Technologies Inc. (Details) - Master Subscription Agreement - Palantir	Jun. 13, 2021 USD ($) $ / shares shares
Subsequent Event [Line Items]
Commitments	$ 20,000,000
Term of agreement	5 years
Short term commitment	$ 15,000,000
Private placement | Class A Common Stock
Subsequent Event [Line Items]
Number of shares issued | shares	2,000,000
Price per share | $ / shares	$ 10.00
Aggregate purchase price	$ 20,000,000
Subsequent events
Subsequent Event [Line Items]
Commitments	$ 20,000,000
Term of agreement	5 years
Short term commitment	$ 15,000,000
Subsequent events | Private placement | Class A Common Stock
Subsequent Event [Line Items]
Number of shares issued | shares	2,000,000
Price per share | $ / shares	$ 10.00
Aggregate purchase price	$ 20,000,000